Revenue Recognition - Additional Information (Detail) $ / shares in Units, $ in Thousands	1 Months Ended			3 Months Ended		9 Months Ended		11 Months Ended	12 Months Ended
	Apr. 30, 2022 item	Jan. 31, 2022 USD ($)	Oct. 31, 2021 USD ($) item $ / shares shares	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2023 USD ($) item	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($) item	Dec. 31, 2018 item
Collaboration Arrangement [Line Items]
Accounts receivable, net - related party				$ 435		$ 435		$ 3,260	$ 2,765	$ 3,260
Net proceeds from sales of common stock under open market sales agreement							$ 1,117		1,117
Total revenue				2,556	$ 4,866	5,682	17,964		20,968	41,867	$ 23,028
Accrued professional fees and other				1,418		1,418		1,517	3,147	1,517
Other receivables				934		934		496	555	496
Collaborative revenue
Collaboration Arrangement [Line Items]
Total revenue				1,298	2,471	2,086	10,631		12,936	16,572	706
Commercial supply revenue
Collaboration Arrangement [Line Items]
Total revenue					1,252	640	5,843		5,843	10,223	701
License and milestone fees [Member]
Collaboration Arrangement [Line Items]
Total revenue					910		910		910	15,000	21,223
Royalty revenue
Collaboration Arrangement [Line Items]
Total revenue					167		415		415	72
Clinical compound revenue
Collaboration Arrangement [Line Items]
Total revenue					66	84	165		165		$ 398
Other revenue (non-cash) [Member]
Collaboration Arrangement [Line Items]
Total revenue				1,258	0	2,872	0		699
CSL Vifor Profit Sharing [Member] | Collaborative revenue
Collaboration Arrangement [Line Items]
Total revenue									12,397	16,572
Vifor Fresenius Medical Care Renal Pharma Ltd Agreement No 2 [Member]
Collaboration Arrangement [Line Items]
Number of performance obligations for revenue recognized | item												2
Vifor Fresenius Medical Care Renal Pharma Ltd Agreement No 2 [Member] | License and milestone fees [Member] | Regulatory Milestones [Member]
Collaboration Arrangement [Line Items]
Number Of Combined Performance Obligation At Contract Inception | item	1
Vifor Fresenius Medical Care Renal Pharma Ltd Agreement No 1 [Member] | License and milestone fees [Member] | Regulatory Milestones [Member]
Collaboration Arrangement [Line Items]
Number of performance obligations for revenue recognized | item											1
CSL Vifor, Maruishi and CKDP Agreements [Member]
Collaboration Arrangement [Line Items]
Other contract Assets				0		0		0	0	0
Other contract liabilities				0		0			$ 0
CSL Vifor and CKDP Agreements [Member] | License and milestone fees [Member]
Collaboration Arrangement [Line Items]
Number of performance obligations for revenue recognized | item									1
Maruishi Agreement [Member]
Collaboration Arrangement [Line Items]
Total revenue									$ 1,449
Other receivables				835		835			415
Remaining performance obligations									0
Maruishi Agreement [Member] | Regulatory Milestones [Member]
Collaboration Arrangement [Line Items]
Total revenue					1,449		1,449
Maruishi Agreement [Member] | Collaborative revenue
Collaboration Arrangement [Line Items]
Total revenue					539		539		539	0	$ 706
Maruishi Agreement [Member] | License and milestone fees [Member]
Collaboration Arrangement [Line Items]
Total revenue					910		910		910	0	1,192
Maruishi Agreement [Member] | Clinical compound revenue
Collaboration Arrangement [Line Items]
Total revenue				0	66	84	165		165	0	37
Maruishi Agreement [Member] | Other revenue (non-cash) [Member]
Collaboration Arrangement [Line Items]
Total revenue				823		1,788			415
CSL Vifor Kapruvia [Member] | Royalty revenue
Collaboration Arrangement [Line Items]
Total revenue									415	72
CSL Vifor Kapruvia [Member] | Other revenue (non-cash) [Member]
Collaboration Arrangement [Line Items]
Total revenue									284
Vifor International Ltd. [Member] | Vifor Fresenius Medical Care Renal Pharma Ltd Agreement No 1 [Member]
Collaboration Arrangement [Line Items]
Common stock, shares issued | shares			273,533
Price per share | $ / shares			$ 182.76
Percentage of premium on common stock investment			20.00%
Stock Issuance Price Measurement Period			30 days
Number of performance obligations for revenue recognized | item			1
Premium from sale of stock											5,031
CSL Vifor [Member] | Vifor Fresenius Medical Care Renal Pharma Ltd Agreement No 2 [Member] | License and milestone fees [Member] | Regulatory Milestones [Member]
Collaboration Arrangement [Line Items]
Total revenue										15,000
Affiliated Entity [Member] | CSL Vifor Profit Sharing [Member] | Collaborative revenue
Collaboration Arrangement [Line Items]
Total revenue									12,397	16,572
Affiliated Entity [Member] | CSL Vifor Korsuva [Member] | Commercial supply revenue
Collaboration Arrangement [Line Items]
Total revenue									5,843	10,223
Affiliated Entity [Member] | CSL Vifor Korsuva [Member] | Commercial Supply Revenue With Associated Costs Of Goods Sold [Member]
Collaboration Arrangement [Line Items]
Total revenue								7,928
Cost of goods sold								7,266	6,174
Affiliated Entity [Member] | Vifor Fresenius Medical Care Renal Pharma Ltd Agreement No 1 [Member]
Collaboration Arrangement [Line Items]
Net proceeds from sales of common stock under open market sales agreement			$ 50,000
Affiliated Entity [Member] | Vifor Fresenius Medical Care Renal Pharma Ltd Agreement No 1 [Member] | License and milestone fees [Member] | Regulatory Milestones [Member]
Collaboration Arrangement [Line Items]
Proceeds from milestone payments											15,000
Affiliated Entity [Member] | CSL Vifor [Member]
Collaboration Arrangement [Line Items]
Accounts receivable, net - related party				435		435		$ 3,260	2,765	3,260
Affiliated Entity [Member] | CSL Vifor [Member] | Commercial supply revenue
Collaboration Arrangement [Line Items]
Total revenue									5,843	10,223	701
Affiliated Entity [Member] | CSL Vifor [Member] | CSL Vifor Profit Sharing [Member] | Collaborative revenue
Collaboration Arrangement [Line Items]
Total revenue				1,298	1,932	2,086	10,092		12,397	16,572	0
Q2 negative profit share for the Company						1,447
Affiliated Entity [Member] | CSL Vifor [Member] | CSL Vifor Korsuva [Member]
Collaboration Arrangement [Line Items]
Net sales				3,004	4,400	2,146	21,500
Affiliated Entity [Member] | CSL Vifor [Member] | CSL Vifor Korsuva [Member] | Commercial supply revenue
Collaboration Arrangement [Line Items]
Total revenue				0	1,252	640	5,843
Affiliated Entity [Member] | CSL Vifor [Member] | CSL Vifor Korsuva [Member] | Commercial Supply Revenue With No Associated Costs Of Goods Sold [Member]
Collaboration Arrangement [Line Items]
Total revenue											701
Cost of goods sold											0
Affiliated Entity [Member] | CSL Vifor [Member] | CSL Vifor Korsuva [Member] | Commercial Supply Revenue With Associated Costs Of Goods Sold [Member]
Collaboration Arrangement [Line Items]
Cost of goods sold					1,558	620	5,566
Affiliated Entity [Member] | CSL Vifor [Member] | Vifor Fresenius Medical Care Renal Pharma Ltd Agreement No 2 [Member] | Clinical compound revenue
Collaboration Arrangement [Line Items]
Total revenue									$ 0	0	$ 361
Affiliated Entity [Member] | CSL Vifor [Member] | CSL Vifor Kapruvia [Member] | Royalty revenue
Collaboration Arrangement [Line Items]
Total revenue				0	$ 167	0	$ 415
Affiliated Entity [Member] | CSL Vifor [Member] | CSL Vifor Kapruvia [Member] | Other revenue (non-cash) [Member]
Collaboration Arrangement [Line Items]
Total revenue				$ 435		$ 1,084
Affiliated Entity [Member] | CSL Vifor [Member] | CSL Vifor Korsuva [Member] | Commercial Supply Revenue With No Associated Costs Of Goods Sold [Member]
Collaboration Arrangement [Line Items]
Total revenue		$ 2,295
Cost of goods sold										$ 0